Prospectus Supplement

March 1, 2012

The Universal Institutional Funds, Inc.

Supplement dated March 1, 2012 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Equity Portfolio (Class I)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I shares of the Emerging Markets Equity Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	1.22%
Distribution (12b-1) Fee	None
Other Expenses	0.39%
Total Annual Portfolio Operating Expenses	1.61%
Fee Waiver and/or Expense Reimbursement*	0.19%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%

*  The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.42%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$145	$449	$776	$1,702

Please retain this supplement for future reference.

Prospectus Supplement

March 1, 2012

The Universal Institutional Funds, Inc.

Supplement dated March 1, 2012 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Emerging Markets Equity Portfolio (Class II)

The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class II shares of the Emerging Markets Equity Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	1.22%
Distribution (12b-1) Fee	0.35%
Other Expenses	0.39%
Total Annual Portfolio Operating Expenses	1.96%
Fee Waiver and/or Expense Reimbursement*	0.49%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.47%

*  The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1), will not exceed 1.47%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Equity Portfolio—Fees and Expenses of the Portfolio (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$150	$465	$803	$1,757

Please retain this supplement for future reference.

Statement of Additional Information Supplement

March 1, 2012

The Universal Institutional Funds, Inc.

Supplement dated March 1, 2012 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 29, 2011

The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I and II shares of the Emerging Markets Equity Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Statement of Additional Information will become effective on March 1, 2012:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory, Sub-Advisory, Distribution and Administrative Agreements—Advisory Fees" which shows the contractual advisory fee as a percentage of average daily net assets at certain levels of average daily net assets; and the expense cap for the fiscal year ended December 31, 2010 for the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Advisory Fee	Expense Cap Class I	Expense Cap Class II
Emerging Markets Equity	1.25% of the portion of the daily net assets not exceeding $500 million; 1.20% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 1.15% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; and 1.00% of the daily net assets exceeding $2.5 billion.	1.42%	1.47%

Please retain this supplement for future reference.